Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	0.794%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,283,717.71

Principal:
Principal Collections	$18,631,614.39
Prepayments in Full	$9,675,092.18
Liquidation Proceeds	$324,420.33
Recoveries	$33,788.44
Sub Total	$28,664,915.34
Collections	$30,948,633.05

Purchase Amounts:
Purchase Amounts Related to Principal	$68,549.67
Purchase Amounts Related to Interest	$280.62
Sub Total	$68,830.29

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,017,463.34

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,017,463.34
Servicing Fee	$693,602.44	$693,602.44	$0.00	$0.00	$30,323,860.90
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,323,860.90
Interest - Class A-2a Notes	$170,439.15	$170,439.15	$0.00	$0.00	$30,153,421.75
Interest - Class A-2b Notes	$52,133.13	$52,133.13	$0.00	$0.00	$30,101,288.62
Interest - Class A-3 Notes	$352,500.00	$352,500.00	$0.00	$0.00	$29,748,788.62
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$29,595,494.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,595,494.62
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$29,542,614.87
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,542,614.87
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$29,502,989.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,502,989.54
Regular Principal Payment	$28,820,053.34	$28,820,053.34	$0.00	$0.00	$682,936.20
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$682,936.20
Residual Released to Depositor	$0.00	$682,936.20	$0.00	$0.00	$0.00
Total		$31,017,463.34

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,820,053.34
Total					$28,820,053.34
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$21,101,774.46	$77.18	$170,439.15	$0.62	$21,272,213.61	$77.80
Class A-2b Notes	$7,718,278.88	$77.18	$52,133.13	$0.52	$7,770,412.01	$77.70
Class A-3 Notes	$0.00	$0.00	$352,500.00	$1.18	$352,500.00	$1.18
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$28,820,053.34	$27.39	$820,871.36	$0.78	$29,640,924.70	$28.17

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$215,291,560.32	0.7874600	$194,189,785.86	0.7102772
Class A-2b Notes	$78,745,998.66	0.7874600	$71,027,719.78	0.7102772
Class A-3 Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$752,367,558.98	0.7150899	$723,547,505.64	0.6876978

Pool Information
Weighted Average APR	3.355%	3.345%
Weighted Average Remaining Term	50.30	49.47
Number of Receivables Outstanding	39,054	38,313
Pool Balance	$832,322,931.19	$803,377,132.12
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$777,923,607.92	$751,019,118.31
Pool Factor	0.7402902	0.7145450

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$33,093,211.97
Yield Supplement Overcollateralization Amount	$52,358,013.81
Targeted Overcollateralization Amount	$79,829,626.48
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$79,829,626.48

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		80	$246,122.50
(Recoveries)		10	$33,788.44
Net Loss for Current Collection Period			$212,334.06
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3061%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3682%
Second Prior Collection Period			0.2020%
Prior Collection Period			0.3532%
Current Collection Period			0.3115%
Four Month Average (Current and Prior Three Collection Periods)			0.3088%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		873	$1,473,051.29
(Cumulative Recoveries)			$73,835.00
Cumulative Net Loss for All Collection Periods			$1,399,216.29
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1245%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,687.34
Average Net Loss for Receivables that have experienced a Realized Loss			$1,602.77

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.05%	340	$8,461,512.03
61-90 Days Delinquent	0.09%	31	$740,863.14
91-120 Days Delinquent	0.05%	12	$393,665.20
Over 120 Days Delinquent	0.03%	5	$207,843.91
Total Delinquent Receivables	1.22%	388	$9,803,884.28

Repossession Inventory:
Repossessed in the Current Collection Period		15	$521,020.61
Total Repossessed Inventory		34	$1,090,416.68

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0930%
Prior Collection Period			0.1075%
Current Collection Period			0.1253%
Three Month Average			0.1086%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1671%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	9

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer